Brown Advisory Global Leaders Fund
Schedule of Investments
September 30, 2023 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Brazil - 1.8%
B3 S.A. - Brasil Bolsa Balcao	10,335,993	$25,230,553
Total Brazil		25,230,553

China - 2.8%
AIA Group, Ltd.	4,963,644	40,141,719
Total China		40,141,719

Denmark - 2.4%
Coloplast A/S - Class A	322,212	34,095,512
Total Denmark		34,095,512

France - 3.4%
Safran S.A.	311,691	48,844,860
Total France		48,844,860

Germany - 6.0%
CTS Eventim AG & Co. KGaA	514,626	29,212,015
Deutsche Boerse AG	335,725	57,978,631
Total Germany		87,190,646

India - 3.1%
HDFC Bank, Ltd.	2,449,332	44,920,541
Total India		44,920,541

Indonesia - 2.4%
Bank Rakyat Indonesia Persero Tbk PT	100,586,264	33,971,292
Total Indonesia		33,971,292

Netherlands - 4.7%
ASML Holding NV	54,742	32,224,426
Wolters Kluwer NV	296,720	35,925,531
Total Netherlands		68,149,957

Sweden - 1.8%
Atlas Copco AB	2,170,465	25,383,701
Total Sweden		25,383,701

Switzerland - 3.0%
Roche Holding AG	158,706	43,326,915
Total Switzerland		43,326,915

Taiwan - 3.1%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	498,442	43,314,610
Total Taiwan		43,314,610

United Kingdom - 7.7%
London Stock Exchange Group PLC	513,189	51,435,156
Unilever PLC	1,187,064	58,720,614
Total United Kingdom		110,155,770

United States - 56.8%
Communication Services - 4.8%
Alphabet, Inc. - Class C(a)	517,200	68,192,820
		$–
Consumer Discretionary - 4.8%
Booking Holdings, Inc.(a)	10,389	32,039,157
TJX Cos., Inc.	407,551	36,223,132
		68,262,289
Consumer Staples - 2.2%
Estee Lauder Cos., Inc.	216,343	31,272,381
		$–
Financials - 13.7%
Charles Schwab Corp.	610,732	33,529,187
Mastercard, Inc. - Class A	150,350	59,525,069
Moody's Corp.	125,446	39,662,262
Visa, Inc. - Class A	276,473	63,591,554
		196,308,072
Health Care - 2.2%
Edwards Lifesciences Corp.(a)	452,755	31,366,866
		$–
Industrials - 8.0%
Allegion PLC	291,980	30,424,316
Ferguson PLC	198,292	32,613,085
General Electric Co.	460,106	50,864,718
		113,902,119
Information Technology - 18.8%
Adobe, Inc.(a)	70,197	35,793,450
Autodesk, Inc.(a)	146,526	30,317,695
Intuit, Inc.	91,366	46,682,544
Marvell Technology, Inc.	699,925	37,886,940
Microsoft Corp.	377,252	119,117,320
		269,797,949
Materials - 2.3%
Sherwin-Williams Co.	131,748	33,602,327
Total United States		812,704,823
TOTAL COMMON STOCKS (Cost $1,115,941,902)		1,417,430,899

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
First American Government Obligations Fund - Class Z, 5.22%(b)	20,603,855	20,603,855
Total Money Market Funds		20,603,855
TOTAL SHORT-TERM INVESTMENTS (Cost $20,603,855)		20,603,855

TOTAL INVESTMENTS - 100.4% (Cost $1,136,545,757)		1,438,034,754
Liabilities in Excess of Other Assets - (0.4)%		(5,343,955)
TOTAL NET ASSETS - 100.0%		$1,432,690,799

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of September 30, 2023.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3
Equities:
Common Stocks	$913,474,412	$503,956,487	$–
Total Equities	913,474,412	503,956,487	–

Short-Term Investments:	–	–	–
Money Market Funds	20,603,855	–	–
Total Short-Term Investments	20,603,855	–	–

Total Investments in Securities	$934,078,267	$503,956,487	$–

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.